Expense Example - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - Nomura Healthcare Fund	Mar. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,006
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,334
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,797
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	$ 1,232